Consolidated statement of financial position (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Class A common stock [member]
Statement [LineItems]
Common stock, shares issued	33,861,872	33,835,747
Common stock, shares outstanding	31,421,265	31,337,856
Class B common stock [member]
Statement [LineItems]
Common stock, shares issued	10,938,125	10,938,125
Common stock, shares outstanding	10,938,125	10,938,125
Common stock, no par value	$ 0	$ 0